17010116

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 15 2017

Washington, DC 20549

CERT NAS

File No. 001-37992

By Electronic Mail

February 15, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated January 26, 2017, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from Visterra, Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery